Net gain (loss) on financial instruments measured at fair value through profit or loss(IFRS9) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (26,643)
Financial assets designated at fair value through profit or loss(IFRS9)
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	(4,737)	₩ 5,622	₩ 5,747
Gain (loss) on valuation Borrowings	0
Loss on disposal and redemption Borrowings	0
Net gain (loss) on financial instruments designated at fair value through profit or loss	(4,737)
Financial liabilities designated at fair value through profit or loss (IFRS9)
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	0
Gain (loss) on valuation Borrowings	382,667	(100,685)	(174,348)
Loss on disposal and redemption Borrowings	(404,573)	₩ (845,356)	₩ (376,590)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ (21,906)